Derivative Liabilities (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, gain (loss) on derivative, net	$ (185,256)	$ (8,506,151)	$ (7,406,416)	$ 7,238,498